BORROWINGS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Global intermodal logistics operation
Disclosure of detailed information about borrowings [line items]
Acquisitions	$ 7,000
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Increase in borrowings	7,500
Incremental net borrowings	$ 500